Goldman Sachs Government Money Market Fund Expense Example - Service Shares [Member] - Goldman Sachs Government Money Market Fund - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	$ 554